AEW REAL ESTATE FUND

NATIXIS DIVERSIFIED INCOME FUND

Supplement dated March 4, 2014 to the Statement of Additional Information of the AEW Real Estate Fund and the Natixis Diversified Income Fund, dated May 1, 2013, as may be revised and supplemented from time to time.

Effective March 2, 2014, John Garofalo has joined the portfolio management team of the AEW Real Estate Fund and the AEW Diversified REIT Discipline of the Natixis Diversified Income Fund. Matthew A. Troxell, CFA, will remain as Senior Portfolio Manager of the AEW Real Estate Fund and the AEW Diversified REIT Discipline of the Natixis Diversified Income Fund and J. Hall Jones, Jr., CFA and Roman Ranocha, CFA, will remain as co-portfolio managers of the AEW Real Estate Fund and the AEW Diversified REIT Discipline of the Natixis Diversified Income Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of December 31, 2012 (as of January 31, 2013 for AEW and as of March 2, 2014 for John Garofalo), the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
John Garofalo	4	$439.9 million	0	$0	5	$1.4 billion	0	$0	28	$2.9 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2012 (as of January 31, 2013 for AEW and as of March 2, 2014 for John Garofalo), the portfolio managers of the Funds had the following ownership in the Funds:

Name of Portfolio Manager		Fund(s) Managed		Dollar Range of Equity Securities Invested*
John Garofalo		AEW Real Estate Fund Natixis Diversified Income Fund		A A

*A.	None	E.	$100,001 - $500,000
B.	$1 - 10,000	F.	$500,001 - $1,000,000
C.	$10,001 - $50,000	G.	over $1,000,000
D.	$50,001 - $100,000